Gains or losses on non financial assets and investments, net	12 Months Ended
Dec. 31, 2017
Gains or losses on non financial assets and investments, net [Abstract]
Gains or losses on non financial assets and investments, net

43. Gains or losses on non financial assets and investments, net

The breakdown of the balance of this item is as follows:

Thousand of reais	2017	2016	2015

Gains	1,798	12,584	787,628
Tangible and intangible assets	1,798	12,575	30,478
Investments (1)	-	9	757,150
Losses	(66,100)	(8,768)	(7,013)
Tangible and intangible assets	(13,719)	(7,547)	(502)
Investments	(52,381)	(1,221)	(6,511)
Total	(64,302)	3,816	780,615

(1) In 2015 includes a gain of R$750,550, related to the operation with the sale of Santander Securities Services Brasil DTVM S.A. (note 4.a).

(2) In 2017, includes the amount of R$41,999 related to the sale of BW Guirapá I S.A.